Shareholder Fees {- Fidelity Capital & Income Fund}	Jun. 29, 2021 USD ($)
04.30 Fidelity Capital & Income Fund, High Income Fund, & Focused High Income Fund Combo PRO-10 | Fidelity Capital & Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none